Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, amortized cost (in dollars)	$ 77,093	$ 85,562
Equity securities available-for-sale, cost (in dollars)	$ 6,932	$ 7,333
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	100,000	100,000
Common stock, shares outstanding	100,000	100,000